Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Disclosure of Detailed Information About Cash and Cash Equivalents

	2020	2019	2018
Cash and banks (Note 22)	266,625	387,445	493,805
Short-term investments (Note 16)	4,108,923	1,388,102	4,387,840

Cash and cash equivalents	4,375,548	1,775,547	4,881,645